Tax Situation - Additional Information (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014
Disclosure of Income Tax [Line items]
Unrecognized deferred income tax assets				S/ 30,600	S/ 5,000
Unrecognized deferred tax asset income (expense)				1,562	(4,535)	S/ 31,432
Current income tax payable				167,154	169,428	S/ 135,036
PICSA [Member]
Disclosure of Income Tax [Line items]
Current income tax payable				22,000
Viva GyM SA [member]
Disclosure of Income Tax [Line items]
Current income tax payable				22,000
GMH [Member]
Disclosure of Income Tax [Line items]
Current income tax payable				S/ 7,000
Consorcio Constructor Ductos del Sur [member]
Disclosure of Income Tax [Line items]
Current income tax payable					14,900
Consorcio AMDP [member]
Disclosure of Income Tax [Line items]
Current income tax payable					9,300
Terminales del Peru [member]
Disclosure of Income Tax [Line items]
Current income tax payable					3,600
Concar [member]
Disclosure of Income Tax [Line items]
Current income tax payable					S/ 3,300
Peru (member)
Disclosure of Income Tax [Line items]
Income tax rate				29.50%	28.00%	28.00%	30.00%
Tax on dividends and other forms of profit distribution					6.80%	4.10%
Tax rate applicable to net assets exceeding S/1 million				0.40%
Peru (member) | Changes in tax rates or tax laws enacted or announced Effective 2017 Onwards [member]
Disclosure of Income Tax [Line items]
Income tax rate					29.50%
Tax on dividends and other forms of profit distribution					5.00%
Percentage of undistributed profit income tax rate					6.80%
Peru (member) | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Tax [Line items]
Income tax rate				27.00%
Tax on dividends and other forms of profit distribution				8.80%
Peru (member) | Scenario, Forecast [Member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Tax [Line items]
Income tax rate	26.00%	27.00%	27.00%
Tax on dividends and other forms of profit distribution	9.30%	8.80%	8.80%
Chile (member)
Disclosure of Income Tax [Line items]
Income tax rate				25.50%	24.00%	22.50%
Chile (member) | Attributed Income System [Member]
Disclosure of Income Tax [Line items]
Income tax rate					24.00%	22.50%	21.00%
Chile (member) | Partially Integrated System [Member]
Disclosure of Income Tax [Line items]
Income tax rate					24.00%	22.50%	21.00%
Chile (member) | Changes in tax rates or tax laws enacted or announced [member] | Attributed Income System [Member]
Disclosure of Income Tax [Line items]
Income tax rate				25.00%
Chile (member) | Changes in tax rates or tax laws enacted or announced [member] | Partially Integrated System [Member]
Disclosure of Income Tax [Line items]
Income tax rate				25.50%
Percentage of tax credit on distributions				65.00%
Chile (member) | Scenario, Forecast [Member] | Changes in tax rates or tax laws enacted or announced [member] | Partially Integrated System [Member]
Disclosure of Income Tax [Line items]
Income tax rate		27.00%	27.00%
Colombia (member)
Disclosure of Income Tax [Line items]
Income tax rate				40.00%	40.00%	39.00%
Tax loss compensating period				12 years
Special rate on dividends and interests					5.00%
Statute of limitation period				3 years
Colombia (member) | Bottom of range [member]
Disclosure of Income Tax [Line items]
VAT rate					16.00%
Colombia (member) | Top of range [member]
Disclosure of Income Tax [Line items]
VAT rate					19.00%
Colombia (member) | Qualified for transfer prices fillings [member]
Disclosure of Income Tax [Line items]
Statute of limitation period				6 years
Colombia (member) | Tax losses [member] | Bottom of range [member]
Disclosure of Income Tax [Line items]
Statute of limitation period				12 years
Colombia (member) | Tax losses [member] | Top of range [member]
Disclosure of Income Tax [Line items]
Statute of limitation period				15 years
Colombia (member) | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Tax [Line items]
Effective tax rate				34.00%
Effective tax rate, temporary overrate				6.00%
Tax rate effect of tax losses				3.50%	3.00%
Colombia (member) | Scenario, Forecast [Member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Tax [Line items]
Effective tax rate		33.00%	33.00%
Effective tax rate, temporary overrate		4.00%	4.00%
Taxable income		S/ 895	$ 800